Other reserves, derivative warrant liabilities, and earnouts liabilities	12 Months Ended
Dec. 31, 2025
Other reserves, derivative warrant liabilities, and earnouts liabilities
Other reserves, derivative warrant liabilities, and earnouts liabilities
14	Other reserves, derivative warrant liabilities, and earnouts liabilities

14.1.Other reserves

On 19 November 2024 and 10 February 2025, the Group received proceeds of $1,636,000 and $2,000,000, respectively, in connection with a private placement financing round. In exchange, the Group issued 341,545 and 417,536 pre-funded warrants, respectively, each exercisable at $4.79 for one Class A Ordinary Share of Swvl Holdings Corp with a par value of $0.0025 per share. In connection with the placement round in 2025, the Group also issued private warrants which are convertible to Class A ordinary shares exercisable at $4.79 per share, the fair value for such warrants was determined to be $ 351,073 at the time of recognition using BSOPM as disclosed in Note 4.4. Such warrants are held at fair value, and subsequent changes to fair value are recorded in the statement of comprehensive income.

Pre-funded warrants are classified as equity in accordance with IAS 32 as they are a non-derivative with a fixed number of shares, that do not contain a contractual obligation to deliver cash or another financial asset. The full amount received at issuance is recognized within equity, and no subsequent remeasurement is required. Upon exercise, the carrying amount of the pre-funded warrant is reclassified to share capital and share premium respectively. No gain or loss is recognized in profit or loss on issuance or exercise.

Further, the Group has received $250,000 in cash from a Board members in connection to its private placement, for which the shares had not been issued as of 31 December 2025, which is classified as other reserves until the issuance of such shares. The shares will be recognized within share capital and share premium upon issuance with par value of $0.0025 per share.

14.2.	Derivative warrant liabilities:

Private and Public Warrants

Prior to the Transaction, the SPAC issued 17,433,333 warrants each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are Public Warrants listed on NASDAQ and 5,933,333 Private Warrants held by the sponsor. Upon closing of the Transaction, the Parent Company assumed the Public Warrants and Private Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A ordinary shares at a price of $11.50 per share.

Post to stock reverse split on January 2023, the public warrants were split using the same 1:25 ratio, Public warrants to be 460,000 exercisable at $287.5 per one Class A Ordinary Share and private warrants to be 237,333 exercisable at $287.5 per one Class A Ordinary Share.

14	Other reserves, derivative warrant liabilities, and earnouts liabilities (continued)

14.2.Derivative warrant liabilities: (continued)

Private and Public Warrants (continued)

The Public Warrants will expire 5 years after completion of the transaction. The Parent Company has the ability to redeem the outstanding Public Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.0025 per warrant, provided that the last reported sales price of the Parent Company’s Class A ordinary shares equals or exceeds $450.00 per share.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the ordinary shares issuable upon exercise of the Private Warrants, so long as they are held by the sponsor or its permitted transferees, (i) will not be redeemable by the Parent Company, (ii) may not be transferred, assigned or sold by the holders until 30 days after the completion of the Transaction, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. If the Private Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

Series A and Series B Warrants

On 9 August 2022, the Group entered a private placement agreement (“Securities Purchase Agreement”) to sell Class A Ordinary Shares and Warrants to an investor for a total subscription amount of $20 million which are paid in full at the date of execution. In accordance with the terms of the Securities Purchase Agreement, the investor received 12,121,214 (post share reverse split: 484,389) Series A Warrants exercisable within 5 years from the agreement inception date and 6,060,607 (post stock reverse split: 242,424) Series B Warrants exercisable within 2 years from the agreement inception date. On 8 August 2024, the full amount of Series B Warrants, which have not been exercised, have expired as per terms of the Securities Purchase Agreement.

	As of 31 December
	2025	2024
	USD	USD
Opening balance	669,156	106,420
Issuance of warrants	1,526,226	—
Change in fair value during the year	(1,794,576)	562,736
Ending balance	400,806	669,156

14.3	Earnouts liabilities:

During the time period between the Closing Date and the five-year anniversary of the Closing Date (the “Earnout Period”), eligible Swvl Shareholders may receive up to 600,000 additional shares of the Parent Company’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $312.5 (tranche 1), $375 (tranche 2), and $437.5 (tranche 3) for any 20 trading days within any 30 consecutive trading day period (the “Trigger Events”) (or an earlier Change of Control event).

The management estimated the probability of vesting for each tranche based on frequency that each trance vests across multiple simulation paths using a Monte Carlo simulation. The probability of vesting was very distant and accordingly the management recorded the fair value of the earnout liabilities as of 31 December 2025 to be $0.